BASIS OF PRESENTATION	6 Months Ended
Mar. 28, 2014
Accounting Policies [Abstract]
BASIS OF PRESENTATION

(1) BASIS OF PRESENTATION:

On January 26, 2007, ARAMARK Holdings Corporation (the “Company” or “Holdings”), a Delaware corporation controlled by investment funds associated with GS Capital Partners, CCMP Capital Advisors, J.P. Morgan Partners, Thomas H. Lee Partners and Warburg Pincus LLC (collectively, the “Sponsors”), Joseph Neubauer, Chairman and former Chief Executive Officer of the Company, and certain other members of the Company’s management, acquired all of the outstanding shares of the Company’s wholly-owned subsidiary, ARAMARK Corporation (“ARAMARK Corporation”), in a going-private transaction.

On December 12, 2013, the Company began trading its common stock on the New York Stock Exchange under the symbol “ARMK” after its initial public offering (“IPO”) of 28,000,000 shares of its common stock at a price of $20.00 per share (see Note 8).

The condensed consolidated financial statements include the accounts of the Company and all of its subsidiaries in which a controlling financial interest is maintained. All significant intercompany transactions and accounts have been eliminated. The Company has an ownership interest in a subsidiary with a redeemable noncontrolling interest. The Company classifies redeemable noncontrolling interests outside of stockholders’ equity in the Condensed Consolidated Balance Sheets in “Common Stock Subject to Repurchase and Other.” As of March 28, 2014 and September 27, 2013, the redeemable noncontrolling interest related to the subsidiary was approximately $10.2 million and $10.2 million, respectively. For the three and six months ended March 28, 2014, net income attributable to redeemable noncontrolling interest was $0.2 million and $0.4 million, respectively. Distributions to redeemable noncontrolling interest was $0.4 million for the six months ended March 28, 2014. For the three and six months ended March 29, 2013, net income attributable to redeemable noncontrolling interest was $0.2 million and $0.4 million, respectively. Distributions to redeemable noncontrolling interest was $0.4 million for the six months ended March 29, 2013.

The condensed consolidated financial statements included herein have been prepared by the Company pursuant to the rules and regulations of the Securities and Exchange Commission (“SEC”) and should be read in conjunction with the audited consolidated financial statements, and the notes to those statements, included in the Company’s prospectus, dated December 11, 2013, filed with the SEC pursuant to Rule 424(b) of the Securities Act of 1933, on December 12, 2013. The Condensed Consolidated Balance Sheet as of September 27, 2013 was derived from audited financial statements which have been prepared in accordance with generally accepted accounting principles in the United States (“U.S. GAAP”). Certain information and footnote disclosures normally included in consolidated financial statements prepared in accordance with U.S. GAAP have been condensed or omitted pursuant to such rules and regulations, although the Company believes that the disclosures made are adequate to make the information not misleading. In the opinion of the Company, the statements include all adjustments, which are of a normal, recurring nature, required for a fair presentation for the periods presented. The results of operations for interim periods are not necessarily indicative of the results for a full year, due to the seasonality of some of the Company’s business activities and the possibility of changes in general economic conditions.